Class K | LifePath 2040 Portfolio
LifePath Portfolio Overview Key Facts About LifePath 2040 Portfolio®
Investment Objective
LifePath 2040 Portfolio® (“LifePath 2040 Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040.
Fees and Expenses of the LifePath Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath 2040 Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class K LifePath 2040 Portfolio Class K Shares
Management Fee	[1][2]	0.35%
Distribution and/or Service (12b-1) Fees	[1]	none
Other Expenses	[1]	0.16%
Administration Fees	[1]	0.15%
Independent Expenses	[1][3]	0.01%
Acquired Fund Fees and Expenses	[1][4][5]	0.31%
Total Annual Fund Operating Expenses	[1][4]	0.82%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(0.32%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	0.50%
[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2040 Portfolio and its share of the allocated expenses of LifePath 2040 Master Portfolio (the "2040 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2040 Master Portfolio invests. Management fees are paid by the 2040 Master Portfolio.
[2]	BlackRock Fund Advisors ("BFA"), the investment adviser to the 2040 Master Portfolio, has contractually agreed to waive its management fee at the 2040 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. ("BTC"), from each investment company in which 2040 Master Portfolio invests through April 30, 2013. This waiver may not be terminated prior to May 1, 2013 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of LifePath 2040 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2040 Portfolio and the 2040 Master Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2040 Portfolio and the 2040 Master Portfolio, as applicable, for Independent Expenses through April 30, 2022. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2022 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2040 Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses.
[5]	Acquired Fund Fees and Expenses reflect LifePath 2040 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

Example
This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2040 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2040 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2040 Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class K LifePath 2040 Portfolio Class K Shares	51	228	419	973

Portfolio Turnover
The 2040 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2040 Portfolio’s performance. During the most recent fiscal year, the 2040 Master Portfolio’s portfolio turnover rate was 8% of the average value of its portfolio.
Principal Investment Strategies of the LifePath Portfolio

LifePath 2040 Portfolio invests all of its assets in the 2040 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of the equity, bond and money market funds (the “Underlying Funds”) in proportions based on its own comprehensive investment strategy.

LifePath 2040 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2040. As of March 31, 2012, LifePath 2040 Portfolio held approximately 84% of its assets in Underlying Funds that invest primarily in equity securities, 16% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

fund name	LifePath Retirement Portfolio
x axis	0
y axis	38%

fund name	LifePath 2020 Portfolio
x axis	8
y axis	56%

fund name	LifePath 2025 Portfolio
x axis	13
y axis	64%

fund name	LifePath 2030 Portfolio
x axis	18
y axis	71%

fund name	LifePath 2035 Portfolio
x axis	23
y axis	78%

fund name	LifePath 2040 Portfolio
x axis	28
y axis	84%

fund name	LifePath 2045 Portfolio
x axis	33
y axis	89%

fund name	LifePath 2050 Portfolio
x axis	38
y axis	95%

fund name	LifePath 2055 Portfolio
x axis	43
y axis	99%

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA’s second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the “Details About the LifePath Portfolios — Information About the Underlying Funds” section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Principal Risks of Investing in the LifePath Portfolio

Risk is inherent in all investing. The value of your investment in LifePath 2040 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath Portfolio. LifePath 2040 Portfolio invests all of its assets in the 2040 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2040 Portfolio in the description of risks below may include the Underlying Funds in which the 2040 Master Portfolio invests, as applicable.

  Allocation Risk — The LifePath Portfolio’s ability to achieve its investment goal depends upon BFA’s skill in determining the LifePath Portfolio’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.
  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.
  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.
  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the LifePath Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.
  Derivatives Risk — The LifePath Portfolio’s use of derivatives may reduce the LifePath Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the LifePath Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolio to sell or otherwise close a derivatives position could expose the LifePath Portfolio to losses and could make derivatives more difficult for the LifePath Portfolio to value accurately. Derivatives may give rise to a form of leverage and may expose the LifePath Portfolio to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.
  Emerging Markets Risk— Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:
—	The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio’s portfolio.
—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other funds that use different investment styles.
  Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio’s investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds (“ETFs”). The LifePath Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.
  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.
  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.
  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.
  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.
  Retirement Income Risk — The LifePath Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The LifePath Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the LifePath Portfolio name; this will depend on the amount of money you have invested in the LifePath Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.
  Securities Lending Risk— Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.
  U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Performance Information

The bar chart and table in this section provide some indication of the risks of investing in Class K Shares of LifePath 2040 Portfolio by showing the changes in their performance from year to year. The bar chart shows the returns for Class K Shares of LifePath 2040 Portfolio for each of the last ten calendar years. Prior to May 3, 2010, Class K Shares were designated Class S Shares. Class K Shares (formerly Class S Shares) commenced operations on May 30, 2008. The performance information for the periods prior to May 30, 2008 shows the performance of Institutional Shares of LifePath 2040 Portfolio adjusted to reflect the different administration fees and expenses of Class K Shares. The average annual total return table compares the performance (before and after taxes) of Class K Shares of LifePath 2040 Portfolio to that of the LifePath 2040 Portfolio Custom Benchmark, a customized weighted index comprised of the different indexes set forth in the table below, which is representative of the asset classes in which LifePath 2040 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 29, 2011, LifePath 2040 Portfolio changed one of the components making up the composite benchmark against which it measures its performance from the Standard & Poor’s (“S&P”) 1500 Index to the Russell 3000® Index (which is comprised of the Russell 1000® Index and the Russell 2000® Index), because BFA believes that the Russell 3000® Index is more representative of the industry standard benchmark for funds with similar strategies. For all periods prior to March 15, 2004, the returns for LifePath 2040 Portfolio reflect the direct investment by the 2040 Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included “tactical,” or short-term, shifts in allocation between stocks and bonds. How the LifePath 2040 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain LifePath 2040 Portfolio expenses during these periods, the LifePath 2040 Portfolio’s returns would have been lower.

Class K Shares ANNUAL TOTAL RETURNS LifePath 2040 Portfolio As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 19.11% (quarter ended June 30, 2009) and the lowest return for a quarter was –20.70% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2012 was 10.66%.
As of 12/31/11 Average Annual Total Returns
Average Annual Total Returns Class K LifePath 2040 Portfolio	1 Year	5 Years	10 Years
Class K Shares	(1.95%)	(1.16%)	3.38%
Class K Shares Return After Taxes on Distributions	(2.41%)	(1.69%)	2.98%
Class K Shares Return After Taxes on Distributions and Sale of Fund Shares	(0.84%)	(1.09%)	2.88%
LifePath 2040 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	(2.25%)	(0.14%)	4.13%
Russell 3000 Index (Reflects no deduction for fees, expenses or taxes)	1.03%	(0.01%)	3.51%
S&P 1500 Index (Reflects no deduction for fees, expenses or taxes)	1.75%	0.11%	3.40%
Barclays U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.78%
MSCI All Country World ex US IMI Index (Reflects no deduction for fees, expenses or taxes)	(14.31%)	(2.74%)	6.95%
Citigroup 3-Month Treasury Bill Index (Reflects no deduction for fees, expenses or taxes)	0.08%	1.36%	1.85%
Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (Reflects no deduction for fees, expenses or taxes)	13.56%	7.95%	7.57%
FTSE EPRA/NAREIT Developed Real Estate Index (Reflects no deduction for fees, expenses or taxes)	(5.82%)	(5.28%)	9.59%

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.